File Nos. 002-70889 and 811-03143

As filed with the Securities and Exchange Commission on January 6, 2015

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	55 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	56 [X]

Templeton Global Smaller Companies Fund
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of January, 2015.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

(Registrant)

By: /s/ LORI A. WEBER__________

  Lori A. Weber,

  Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	January 5, 2015

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	January 5, 2015

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	January 5, 2015

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	January 5, 2015

ANN TORRE BATES*
Ann Torre Bates	Trustee	January 5, 2015

FRANK J. CROTHERS*
Frank J. Crothers	Trustee	January 5, 2015

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	January 5, 2015

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	January 5, 2015

RUPERT H. JOHNSON, JR. *
Rupert H. Johnson, Jr.	Trustee	January 5, 2015

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	January 5, 2015

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	January 5, 2015

FRANK A. OLSON*
Frank A. Olson	Trustee	January 5, 2015

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	January 5, 2015

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	January 5, 2015

ROBERT E. WADE*
Robert E. Wade

* By: /s/ LORI A. WEBER__________

    Lori A. Weber

    Attorney-in-Fact

   (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase